Associated companies (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019

Roche Holding AG, Switzerland	15 341	677	662	46	-56	-94	15 387	621	568

Others	-2	-4	-3				-2	-4	-3

Associated companies related to continuing operations	15 339	673	659	46	-56	-94	15 385	617	565

[1] In 2021, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 3 million was recycled into the consolidated income statement as a result of the divestment of the investment in Roche Holding AG. No Novartis share of other comprehensive income recognized by associated companies was recycled to the consolidated income statement in 2020 and 2019.

Schedule disclosing information related to associates, balance sheet value
	Balance sheet value

(USD millions)	December 31, 2021	December 31, 2020

Roche Holding AG, Switzerland		9 407

Others	205	225

Total	205	9 632

Roche Holding AG, Switzerland
Statement [line items]
Associates summarized financial information
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2020	32.9	54.8	25.4	21.0

June 30, 2021	31.3	57.5	25.2	21.3

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2020	60.3	12.5	-1.8	10.7

June 30, 2021	32.1	7.6	1.6	9.2

Schedule disclosing information related to associates, net income effect
(USD millions)	2021	2020	2019

Novartis share of Roche's estimated current-year consolidated net income	815	913	910

Prior-year adjustment	40	-64	-129

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 10 million (2020: USD 26 million; 2019: USD 24 million)	-70	-172	-162

Partial release of deferred tax liability recognized			43

Gain on divestment of the investment in Roche [1]	14 556

Net income effect	15 341	677	662

[1] The gain on divestment of the investment in Roche includes the recycling of currency translation effects (see Note 8.1) and other comprehensive income effects totaling USD 3.2 billion.